SHAREHOLDERS' EQUITY - Schedule of Stock Option Activity (Details) - Employee Stock Option - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Number of options
Beginning balance (in shares)	1,253,794
Granted (in shares)	340,451
Exercised (in shares)	(272,978)
Cancelled (in shares)	(953)
Forfeited (in shares)	(72,155)
Ending balance (in shares)	1,248,159	1,253,794
Exercisable (in shares)	491,206
Weighted-average exercise price
Beginning balance (in usd per share)	$ 24.08
Granted (in usd per share)	13.48
Exercised (in usd per share)	10.55
Cancelled (in usd per share)	23.05
Forfeited (in usd per share)	0.29
Ending balance (in usd per share)	25.53	$ 24.08
Exercisable (in usd per share)	$ 57.58
Weighted- average remaining contractual term (in years)
Weighted- average remaining contractual term (in years)	4 years 29 days	4 years 3 months
Exercisable	2 years 8 months 26 days
Aggregate intrinsic value
Intrinsic value, outstanding	$ 184,832	$ 221,610
Intrinsic value, exercisable	$ 59,781